Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2030 Fund - Fidelity Freedom Index 2030 Fund - Investor Class	May 30, 2023
Bar Chart Table:
Annual Return 2013	15.69%
Annual Return 2014	6.50%
Annual Return 2015	(1.37%)
Annual Return 2016	8.64%
Annual Return 2017	18.05%
Annual Return 2018	(5.54%)
Annual Return 2019	22.14%
Annual Return 2020	14.32%
Annual Return 2021	10.83%
Annual Return 2022	(16.82%)